Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Sep. 30, 2024 MXN ($)
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 178,289,241
DFI Notional Amount	31,733,673
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	12,894,260
TIIE 182D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 3,800,000